Revenue and Contracts with Customers (Details) - Schedule of revenue disaggregation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue disaggregation	$ 2,602,689	$ 4,245,080	$ 13,645,030	$ 17,627,097
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation	1,978,079	3,328,636
Canada [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation	624,610	916,444
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation	679,569	1,168,330
Non-governments [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation	$ 1,923,120	$ 3,076,750	$ 10,699,084	$ 14,368,939